SCHEDULE OF EQUIPMENT, NET (Details) - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Sep. 30, 2021
Property, Plant and Equipment [Abstract]
Equipment	$ 96,963	$ 105,239
Property, Plant and Equipment, Useful Life	3 years	3 years
Less: accumulated depreciation	$ (54,791)	$ (64,015)
Balance	$ 42,172	$ 41,224	$ 53,513